JPMorgan International Hedged Equity Laddered Overlay ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 7.3%
ANZ Group Holdings Ltd.	37,641	983,751
BHP Group Ltd.	77,762	3,277,712
Brambles Ltd.	33,233	456,213
Coles Group Ltd.	24,856	419,892
Commonwealth Bank of Australia	17,174	2,146,833
Glencore plc	46,544	342,813
Goodman Group, REIT	25,957	540,397
Insurance Australia Group Ltd.	130,488	777,473
Macquarie Group Ltd.	4,541	806,113
Medibank Pvt Ltd.	253,231	917,897
National Australia Bank Ltd.	43,086	1,247,597
Northern Star Resources Ltd.	14,272	197,793
QBE Insurance Group Ltd.	43,956	762,406
Rio Tinto Ltd.	19,610	2,337,154
Rio Tinto plc	11,822	1,148,740
Santos Ltd.	162,424	902,062
Telstra Group Ltd.	159,000	561,329
Transurban Group	67,417	700,109
Wesfarmers Ltd.	8,228	515,364
Westpac Banking Corp.	20,074	532,308
Woodside Energy Group Ltd.	18,695	437,555
Woolworths Group Ltd.	22,800	636,248
		20,647,759
Belgium — 0.8%
Anheuser-Busch InBev SA (a)	8,404	729,921
KBC Group NV (a)	9,698	1,395,142
		2,125,063
China — 0.4%
BOC Hong Kong Holdings Ltd.	52,000	345,803
Prosus NV (a)	18,601	864,441
		1,210,244
Denmark — 2.2%
Carlsberg A/S, Class B (a)	6,906	1,016,941
Danske Bank A/S (a)	39,695	2,284,435
Novo Nordisk A/S, Class B (a)	39,388	1,863,115
Novonesis Novozymes B (a)	16,222	1,056,107
		6,220,598
Finland — 0.4%
Nokia OYJ (a)	58,892	544,335
Nordea Bank Abp (a)	35,504	717,099
		1,261,434
France — 10.5%
Air Liquide SA (a)	16,011	3,154,304
Airbus SE (a)	6,191	1,453,391
AXA SA	13,616	705,712

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
BNP Paribas SA (a)	15,282	1,941,864
Capgemini SE (a)	9,201	1,093,638
Engie SA (a)	82,638	2,575,920
EssilorLuxottica SA	3,787	716,962
Hermes International SCA	200	354,375
Legrand SA (a)	13,606	2,068,510
L'Oreal SA (a)	1,684	750,046
LVMH Moet Hennessy Louis Vuitton SE (a)	3,131	1,719,343
Orange SA (a)	75,128	1,435,523
Pernod Ricard SA (a)	5,487	427,620
Safran SA (a)	9,360	3,678,305
Societe Generale SA (a)	30,533	2,870,000
Thales SA	2,899	825,289
TotalEnergies SE (a)	25,849	2,278,861
Vinci SA (a)	11,662	1,646,591
		29,696,254
Germany — 10.9%
adidas AG (a)	2,734	505,853
Allianz SE (Registered) (a)	8,551	4,259,274
BASF SE	2,154	125,048
Bayer AG (Registered) (a)	22,111	1,227,067
Continental AG	9,508	790,717
Deutsche Boerse AG	3,944	1,188,001
Deutsche Post AG (a)	24,718	1,651,207
Deutsche Telekom AG (Registered) (a)	65,929	2,034,635
E.ON SE	12,269	264,315
Heidelberg Materials AG (a)	1,152	214,462
Infineon Technologies AG (a)	32,556	2,336,335
Mercedes-Benz Group AG	7,375	398,760
MTU Aero Engines AG (a)	3,712	1,556,362
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (a)	4,483	2,692,939
Rheinmetall AG (a)	704	930,652
RWE AG (a)	24,954	1,641,549
SAP SE (a)	12,654	2,319,417
Siemens AG (Registered) (a)	15,321	5,019,873
Siemens Energy AG	6,607	1,128,760
Zalando SE * (a) (b)	15,398	502,209
		30,787,435
Hong Kong — 1.7%
AIA Group Ltd.	188,800	1,903,274
Hong Kong Exchanges & Clearing Ltd.	25,400	1,323,412
Link, REIT	39,500	196,887
Prudential plc	18,697	280,989
Sun Hung Kai Properties Ltd.	39,000	612,099
Techtronic Industries Co. Ltd.	25,000	419,999
		4,736,660

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — 0.4%
Kingspan Group plc	13,024	1,210,500
Italy — 2.6%
Enel SpA (a)	41,252	465,876
Ferrari NV	3,227	1,268,835
FinecoBank Banca Fineco SpA (a)	45,028	1,233,626
Prysmian SpA (a)	2,083	287,440
Ryanair Holdings plc	11,761	329,796
UniCredit SpA (a)	40,068	3,778,888
		7,364,461
Japan — 23.5%
Advantest Corp.	11,900	2,351,225
Ajinomoto Co., Inc.	49,100	1,514,165
Asahi Kasei Corp.	63,600	678,926
Asics Corp.	29,900	881,585
Central Japan Railway Co.	24,000	597,236
Daiichi Sankyo Co. Ltd.	28,300	457,372
Denso Corp.	59,200	726,911
Disco Corp.	2,600	929,329
Ebara Corp.	16,000	543,162
Fast Retailing Co. Ltd.	3,100	1,517,975
Fuji Electric Co. Ltd.	14,300	1,247,951
Fujitsu Ltd.	39,500	910,446
Hitachi Ltd.	89,500	2,932,965
Hoya Corp.	9,700	1,483,295
IHI Corp.	35,900	627,710
ITOCHU Corp.	165,900	2,081,981
Japan Exchange Group, Inc.	38,100	518,278
Japan Post Bank Co. Ltd.	35,700	690,264
Japan Tobacco, Inc.	10,500	468,162
Kajima Corp.	13,300	444,410
Kao Corp.	46,000	945,580
KDDI Corp.	67,100	1,236,231
Keyence Corp.	4,700	2,357,459
Kioxia Holdings Corp. *	4,200	1,170,693
Kubota Corp.	38,000	644,689
Lasertec Corp.	2,100	482,438
Mitsubishi Corp.	13,800	412,520
Mitsubishi Heavy Industries Ltd.	31,500	735,914
Mitsubishi UFJ Financial Group, Inc.	77,100	1,722,144
Mitsui & Co. Ltd.	64,700	1,985,273
Murata Manufacturing Co. Ltd.	21,700	988,747
Nomura Research Institute Ltd.	19,000	562,087
Obayashi Corp.	49,900	980,750
Obic Co. Ltd.	10,700	306,914
ORIX Corp.	14,600	589,247
Panasonic Holdings Corp.	30,700	811,784
Rakuten Group, Inc. *	50,700	264,358

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Recruit Holdings Co. Ltd.	23,000	1,818,859
Resona Holdings, Inc.	111,000	1,505,250
Sanrio Co. Ltd.	24,900	199,147
SBI Holdings, Inc.	18,200	343,585
Shin-Etsu Chemical Co. Ltd.	45,500	1,622,081
SMC Corp.	600	259,236
SoftBank Group Corp.	42,800	1,333,113
Sony Group Corp.	104,700	2,446,721
Sumitomo Electric Industries Ltd.	76,600	1,013,808
Sumitomo Mitsui Financial Group, Inc.	81,000	3,480,484
Sumitomo Realty & Development Co. Ltd.	48,100	1,078,130
Suzuki Motor Corp.	103,400	1,349,737
T&D Holdings, Inc.	52,800	1,664,036
Takeda Pharmaceutical Co. Ltd.	41,100	1,411,195
Terumo Corp.	58,100	852,321
Tokio Marine Holdings, Inc.	42,700	2,176,265
Tokyo Electron Ltd.	9,200	3,075,903
Toyota Motor Corp.	166,400	3,149,067
		66,579,114
Macau — 0.1%
Sands China Ltd.	95,200	178,529
Netherlands — 5.5%
Adyen NV * (a) (b)	565	574,727
Argenx SE *	766	656,077
ASML Holding NV (a)	5,970	9,838,235
ASR Nederland NV	16,102	1,316,449
Heineken NV (a)	12,556	1,136,825
Koninklijke Ahold Delhaize NV (a)	14,683	581,773
Koninklijke KPN NV (a)	224,045	1,057,905
Nebius Group NV *	2,624	499,636
		15,661,627
Singapore — 1.6%
DBS Group Holdings Ltd.	42,520	2,453,266
Oversea-Chinese Banking Corp. Ltd.	42,700	969,855
Sea Ltd., ADR *	4,791	511,391
STMicroelectronics NV	3,848	205,554
United Overseas Bank Ltd.	10,000	338,191
		4,478,257
Spain — 3.7%
Banco Bilbao Vizcaya Argentaria SA (a)	42,805	1,199,906
Banco de Sabadell SA (a)	372,963	1,431,890
Banco Santander SA (a)	271,393	3,859,826
Iberdrola SA	132,788	3,154,193
Industria de Diseno Textil SA (a)	14,011	914,409
		10,560,224

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — 2.2%
Assa Abloy AB, Class B	5,709	211,837
Atlas Copco AB, Class A (a)	139,646	2,950,696
Telia Co. AB	89,814	416,217
Volvo AB, Class B (a)	68,274	2,611,599
		6,190,349
Switzerland — 4.8%
ABB Ltd. (Registered)	12,046	1,188,446
Cie Financiere Richemont SA (Registered) (a)	10,747	2,539,967
Givaudan SA (Registered) (a)	72	287,773
Lonza Group AG (Registered) (a)	2,927	2,040,055
Nestle SA (Registered) (a)	37,642	3,762,358
Sandoz Group AG (a)	3,576	291,508
UBS Group AG (Registered) (a)	52,102	2,753,989
Zurich Insurance Group AG	1,013	771,631
		13,635,727
United Kingdom — 13.4%
3i Group plc	23,201	893,187
AstraZeneca plc (a)	28,163	4,790,817
BAE Systems plc	50,088	1,417,958
Barclays plc (a)	462,397	3,178,302
British American Tobacco plc	33,082	2,006,785
Compass Group plc	26,490	841,213
Diageo plc	20,456	449,384
GSK plc	40,822	1,061,489
Halma plc	4,196	200,473
HSBC Holdings plc (a)	204,839	4,362,110
Lloyds Banking Group plc	372,325	575,472
London Stock Exchange Group plc (a)	16,535	1,860,064
National Grid plc	126,330	2,022,020
NatWest Group plc (a)	265,035	2,499,977
Next plc	3,216	644,030
Reckitt Benckiser Group plc	14,719	1,038,829
RELX plc (a)	57,753	2,031,286
Rolls-Royce Holdings plc	72,352	1,443,398
Sage Group plc (The) (a)	102,363	1,348,424
SSE plc (a)	48,353	1,527,637
Standard Chartered plc	34,345	1,015,500
Tesco plc	164,773	1,084,562
Unilever plc	24,455	1,566,041
		37,858,958
United States — 7.2%
BP plc	205,038	1,540,484
Ferrovial NV	2,984	195,470
Haleon plc	179,658	879,527
InterContinental Hotels Group plc	6,600	1,067,267
Novartis AG (Registered)	22,033	3,445,783

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Roche Holding AG (a)	8,505	3,717,472
Sanofi SA (a)	24,804	2,135,914
Schneider Electric SE (a)	6,031	2,026,329
Shell plc	96,142	4,400,583
Spotify Technology SA *	1,975	987,382
		20,396,211
Total Common Stocks (Cost $196,307,404)		280,799,404
	NO. OF CONTRACTS
Options Purchased — 0.8%
Put Options Purchased — 0.8%
United States — 0.8%
iShares MSCI EAFE ETF
8/31/2026 at USD 99.00, American Style
Notional Amount: USD 95,391,530
Counterparty: Exchange-Traded *	9,035	361,400
iShares MSCI EAFE ETF
9/30/2026 at USD 98.00, American Style
Notional Amount: USD 95,391,530
Counterparty: Exchange-Traded *	9,035	650,520
iShares MSCI EAFE ETF
10/30/2026 at USD 100.00, American Style
Notional Amount: USD 93,966,200
Counterparty: Exchange-Traded *	8,900	1,246,000
Total Options Purchased (Cost $4,312,815)		2,257,920
	SHARES
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (c) (d) (Cost $1,553,576)	1,553,427	1,553,582
Total Investments — 100.5% (Cost $202,173,795)		284,610,906
Liabilities in Excess of Other Assets — (0.5)%		(1,454,963)
NET ASSETS — 100.0%		283,155,943

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
SCA	Limited partnership with share capital
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $105,636,691.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2026.
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.1%
Pharmaceuticals	7.5
Semiconductors & Semiconductor Equipment	7.2
Insurance	6.4
Aerospace & Defense	4.0
Capital Markets	3.4
Oil, Gas & Consumable Fuels	3.4
Machinery	3.1
Industrial Conglomerates	2.8
Electrical Equipment	2.8
Metals & Mining	2.6
Chemicals	2.4
Automobiles	2.2
Textiles, Apparel & Luxury Goods	2.1
Diversified Telecommunication Services	1.9
Food Products	1.9
Electric Utilities	1.8
Multi-Utilities	1.7
Trading Companies & Distributors	1.6
Software	1.5
Professional Services	1.3
Beverages	1.3
Electronic Equipment, Instruments & Components	1.2
Construction & Engineering	1.1
Personal Care Products	1.1
Household Durables	1.1
Specialty Retail	1.1
Health Care Equipment & Supplies	1.1
IT Services	1.0
Broadline Retail	1.0
Consumer Staples Distribution & Retail	1.0
Others (each less than 1.0%)	9.8
Short-Term Investments	0.5

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Written Call Options Contracts as of July 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
iShares MSCI EAFE ETF	Exchange-Traded	9,035	USD 95,391,530	USD 111.00	8/31/2026	(225,875)
iShares MSCI EAFE ETF	Exchange-Traded	9,035	USD 95,391,530	USD 112.00	9/30/2026	(533,065)
iShares MSCI EAFE ETF	Exchange-Traded	8,900	USD 93,966,200	USD 112.00	10/30/2026	(747,600)
						(1,506,540)
Written Put Options Contracts as of July 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
iShares MSCI EAFE ETF	Exchange-Traded	9,035	USD 95,391,530	USD 84.00	8/31/2026	(99,385)
iShares MSCI EAFE ETF	Exchange-Traded	9,035	USD 95,391,530	USD 82.00	9/30/2026	(153,595)
iShares MSCI EAFE ETF	Exchange-Traded	8,900	USD 93,966,200	USD 84.00	10/30/2026	(409,400)
						(662,380)
Total Written Options Contracts (Premiums Received $3,976,755)						(2,168,920)

Abbreviations
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$20,647,759	$—	$20,647,759
Belgium	—	2,125,063	—	2,125,063
China	—	1,210,244	—	1,210,244
Denmark	1,056,107	5,164,491	—	6,220,598
Finland	—	1,261,434	—	1,261,434
France	1,435,523	28,260,731	—	29,696,254

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$30,787,435	$—	$30,787,435
Hong Kong	—	4,736,660	—	4,736,660
Ireland	—	1,210,500	—	1,210,500
Italy	—	7,364,461	—	7,364,461
Japan	199,147	66,379,967	—	66,579,114
Macau	—	178,529	—	178,529
Netherlands	1,081,409	14,580,218	—	15,661,627
Singapore	511,391	3,966,866	—	4,478,257
Spain	—	10,560,224	—	10,560,224
Sweden	—	6,190,349	—	6,190,349
Switzerland	—	13,635,727	—	13,635,727
United Kingdom	—	37,858,958	—	37,858,958
United States	987,382	19,408,829	—	20,396,211
Total Common Stocks	5,270,959	275,528,445	—	280,799,404
Options Purchased	2,257,920	—	—	2,257,920
Short-Term Investments
Investment Companies	1,553,582	—	—	1,553,582
Total Short-Term Investments	1,553,582	—	—	1,553,582
Total Investments in Securities	$9,082,461	$275,528,445	$—	$284,610,906
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(1,506,540)	$—	$—	$(1,506,540)
Put Options Written	(662,380)	—	—	(662,380)
Total Depreciation in Other Financial Instruments	$(2,168,920)	$—	$—	$(2,168,920)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$1,484,941	$9,400,542	$9,331,733	$(241)	$73	$1,553,582	1,553,427	$25,812	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	1,472,459	1,472,459	—	—	—	—	845	—
Total	$1,484,941	$10,873,001	$10,804,192	$(241)	$73	$1,553,582		$26,657	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.